IFRS 7 Disclosure - Credit and Counterparty Risk - Summary of Gross Loans and Acceptances by Contractual Maturity and Country of Ultimate Risk (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	$ 451,537	$ 404,215
Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	176,174	168,565
Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	84,098	74,142
Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	21,873	18,815
United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	158,733	133,113
Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	10,659	9,580
Within 1 year [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	179,123	161,618
Within 1 year [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	58,580	54,375
Within 1 year [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	65,534	57,530
Within 1 year [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	7,928	7,397
Within 1 year [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	37,867	33,688
Within 1 year [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	9,214	8,628
1 to 5 years [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	229,839	209,124
1 to 5 years [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	113,162	109,991
1 to 5 years [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	16,591	14,862
1 to 5 years [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	11,647	10,143
1 to 5 years [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	87,443	73,470
1 to 5 years [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	996	658
Over 5 years [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	42,575	33,473
Over 5 years [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	4,432	4,199
Over 5 years [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	1,973	1,750
Over 5 years [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	2,298	1,275
Over 5 years [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	33,423	25,955
Over 5 years [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	$ 449	$ 294